Whiteman Osterman & Hanna, LLP
                              One Commerce Plaza
                             Albany, New York 12260


                                                              August 15, 2005


VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: 	Jennifer R. Hardy, Legal Branch Chief
            Edward M. Kelly, Senior Counsel

Re: Lincoln Logs Ltd. (the "Company")
    Definitive Proxy Statement on Schedule 14A (the "Proxy Statement") Rule 13E-3 Transaction Statement on Schedule 13E-3 (the "Transaction
        Statement")
    File Nos. 0-12172 and 5-37488

Dear Ms. Hardy and Mr. Kelly:

  A Definitive Proxy Statement and an amendment to the Transaction Statement in connection with, among other things, (i) a proposed reverse stock split in the Company's outstanding shares of common stock (the "Reverse Split"), (ii) a corresponding repurchase of all fractional interests created by the Reverse Split, and (iii) the subsequent deregistration of the Company's shares if the Company has less than 300 shareholders of record after the Reverse Split are being filed concurrently herewith.

  Thank you for your assistance in this matter. If you have any questions, please contact me at 518.487.7673.

                                                Very truly yours,
                                                /s/ Patricia A. Franchini
                                                Patricia A. Franchini

Enclosures
cc: John D. Shepherd
    Benjamin A. Shepherd
    Leslie M. Apple, Esq.